Income taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income taxes
16.	Income taxes
The Company recorded income tax
recovery
for the year ended December 31, 2021 totaling $32 (2020 – $nil; 2019
-expense of
$22) and did not recognize any deferred income tax expense for the year ended December 31, 2021 (2020 – $nil, 2019 – $123).
As at December 31, 2021 and 2020, deferred tax assets have not been recognized with respect to the following table. The scientific research and experimental development deferred tax assets expire between 2025 and 2028.

As at December 31	2021	2020
Deferred tax assets
Scientific research and experimental development	$3,358	$3,358
Non-capital losses	2,778	2,356
Other	798	595

Total deferred tax assets	$6,934	$6,309

The reconciliation of the Canadian statutory rate to the income tax rate applied to the net loss for the years ended December 31, 2021, 2020 and 2019 to the income tax expense is as follows:

Year ended December 31	2021	2020	2019
(Loss) Income for the year
Canadian	$(1,195)	$(519)	$(7,013)
Foreign	436	(6,326)	(12,628)

	$(759)	$(6,845)	$(19,641)

Year ended December 31	2021	2020	2019
Canadian federal and provincial income taxes at 27% (2020 – 27%; 2019 – 27%)	$205	$1,848	$5,303
Permanent differences and other items	165	(159)	(330)
Fair value adjustments of earnout payments	453	—	—
Foreign tax rate in foreign jurisdictions	(167)	(1,551)	(1,308)
Change in unrecognized deferred tax assets	(624)	(138)	(3,810)

	$32	$—	$(145)

The foreign tax rate differential is the difference between the Canadian federal and provincial statutory income tax rate and the tax rates in Barbados (5.50%), Mauritius (15.00%), Ireland (12.50%) and the United States (21.00%
 -
23.50%) that is applicable to income or losses incurred by the Company’s subsidiaries.
At December 31, 2021, the Company has the following Canadian losses available for application in future years:

2037	$5,276
2040	2,774
2041	969

$9,019

At December 31, 2021, the Company has the following Barbados losses available for application in future years:

2022	$128
2028	2,345
2029	3,765

$6,237

As at December 31, 2021, the Company has $114 (2020 - $164) included as income taxes payable on its consolidated statement of financial position.